United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03586

                            Alliance Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCE MUNICIPAL TRUST - PENNSYLVANIA PORTFOLIO


Alliance Capital [LOGO](R)


ANNUAL REPORT
JUNE 30, 2003

STATEMENT OF NET ASSETS
June 30, 2003
                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 MUNICIPAL BONDS-71.5%
                 PENNSYLVANIA-66.2%
                 Allegheny County
                 Hospital Development
                 (Covenant at South Hills)
                 Series 01B
  $ 4,000        2/01/08 (b)                           1.05%      $   4,000,000
                 ALLEGHENY COUNTY
                 HOSPITAL DEVELOPMENT
                 (Presbyterian University
                 Hospital)
                 Series 88B-1
    1,350        3/01/18 (b)                           1.00           1,350,000
                 ALLEGHENY COUNTY IDA
                 (United Jewish
                 Federation Project)
                 Series 96A
    4,945        10/01/26 (b)                          1.05           4,945,000
                 ALLEGHENY COUNTY IDA
                 (UPMC Health Systems)
                 Series 02C
    2,000        3/01/15 (b)                           1.10           2,000,000
                 BEAVER COUNTY IDA
                 (BASF Corp. Project)
                 Series 97 AMT
    1,500        9/01/32 (b)                           1.05           1,500,000
                 BEDFORD COUNTY IDA
                 (Seton Co.)
                 Series 85
    1,000        11/01/05 (b)                          0.95           1,000,000
                 BUCKS COUNTY IDA
                 (LAW SCHOOL
                 Admission Council)
                 Series 03
    4,000        5/01/33 (b)                           0.95           4,000,000
                 CHARTIERS VALLEY IDA
                 (Asbury Villas)
                 Series 00B
    4,160        12/01/30 (b)                          1.05           4,160,000
                 DELAWARE COUNTY IDA
                 (Sunoco, Inc.)
                 Series 98
    1,500        11/01/33 (b)                          1.00           1,500,000
                 ELK COUNTY IDA
                 (Willamette Industries
                 Project)
                 Series 92 AMT
    4,200        8/01/10 (b)                           1.02           4,200,000
                 INDIANA COUNTY IDA
                 (Conemaugh Project)
                 Series 97A AMT
    1,355        6/01/27 (b)                           1.10           1,355,000
                 INDIANA COUNTY IDA
                 (Exelon Generation Co.)
                 Series 03A AMT
    2,000        6/01/27 (b)                           1.10           2,000,000
                 PENNSYLVANIA ECONOMIC
                 DEVELOPMENT FINANCE
                 AUTHORITY
                 (Reliant Energy
                 Seward LLC Project)
                 Series 02A AMT
    5,000        12/01/36 (b)                          1.03           5,000,000
                 PENNSYLVANIA HIGHER
                 EDUCATIONAL FACILITIES
                 AUTHORITY
                 (Student Association, Inc.
                 Project)
                 Series 03C
    4,500        7/01/38 (b)                           1.01           4,500,000
                 PENNSYLVANIA HIGHER
                 EDUCATIONAL FACILITY
                 AUTHORITY
                 (Holy Family
                 College Project)
                 Series 02B
    6,000        12/01/32 (b)                          1.06           6,000,000
                 PENNSYLVANIA STATE
                 HIGHER EDUCATION
                 (Student Loan
                 Revenue Bonds)
                 Series 01B AMT FSA
    3,500        1/01/17 (b)                           1.98           3,500,000
                 PENNSYLVANIA STATE
                 HIGHER EDUCATION
                 (Student Loan
                 Revenue Bonds)
                 Series 02B AMT FSA
    1,250        10/01/16 (b)                          2.05           1,250,000
                 PHILADELPHIA HOSPITAL
                 & HIGHER EDUCATION
                 FACILITIES
                 (Thomas Jefferson
                 University)
                 Series 03
    3,000        1/01/17 (b)                           1.03           3,000,000

                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 PHILADELPHIA HOSPITAL
                 & HIGHER EDUCATION
                 FACILITIES
                 (Wills Eye Hospital
                 Project)
                 Series 00
  $ 1,200        11/01/30 (b)                          0.95%      $   1,200,000
                 PHILADELPHIA IDA
                 (Girard Estate
                 Facilities Leasing)
                 Series 01
    1,500        11/01/31 (b)                          0.95           1,500,000
                 PHILADELPHIA IDA
                 (School For The Deaf)
                 Series 02
    2,000        11/01/32 (b)                          1.05           2,000,000
                 PHILADELPHIA WATER &
                 WASTEWATER
                 Series 03
    1,480        6/15/23 (b)                           0.90           1,480,000
                                                                  -------------
                                                                     61,440,000
                                                                  -------------
                 PUERTO RICO-4.5%
                 PUERTO RICO
                 COMMONWEALTH TRANS
                 Series 02
    4,200        7/30/03                               1.48           4,203,583
                                                                  -------------
                 VIRGINIA-0.4%
                 KING GEORGE COUNTY
                 IDA SWDR
                 (Garnet of Virginia, Inc.
                 Project)
                 Series 96 AMT
      400        9/01/21 (b)                           1.10             400,000
                                                                  -------------
                 WASHINGTON-0.4%
                 PIERCE COUNTY
                 ECONOMIC DEVELOPMENT
                 (Truss Company Project)
                 AMT
      400        1/01/20 (b)                           1.10             400,000
                                                                  -------------
                 Total Municipal Bonds
                 (amortized cost
                 $66,443,583)                                        66,443,583
                                                                  -------------
                 COMMERCIAL
                 PAPER-29.0%
                 DISTRICT OF
                 COLUMBIA-2.1%
                 DISTRICT OF COLUMBIA
                 WATER & SEWER
                 AUTHORITY
                 Series A
    2,000        8/28/03                               0.85           2,000,000
                                                                  -------------
                 FLORIDA-1.1%
                 SARASOTA PUBLIC
                 HOSPITAL DISTRICT
                 (Sarasota Memorial
                 Hospital)
                 Series C
    1,000        9/12/03                               0.95           1,000,000
                                                                  -------------
                 KENTUCKY-2.7%
                 PENDLETON COUNTY
                 (KENTUCKY ASSOCIATION
                 of County Leasing)
    2,500        9/12/03                               1.05           2,500,000
                                                                  -------------
                 MASSACHUSETTS-3.7%
                 MASSACHUSETTS
                 PORT AUTHORITY
                 Series 03B AMT
    1,400        7/08/03                               1.10           1,400,000
                 MASSACHUSETTS WATER
                 RESOURCES AUTHORITY
                 Series 94
    2,000        9/10/03                               0.95           2,000,000
                                                                  -------------
                                                                      3,400,000
                                                                  -------------
                 PENNSYLVANIA-14.0%
                 MONTGOMERY COUNTY
                 IDA
                 (Exelon Generation Co.)
                 Series 01A
    2,000        7/16/03                               1.10           2,000,000
                 MONTGOMERY COUNTY
                 IDA
                 (Exelon Generation Co.)
                 Series 02A
    1,000        9/09/03                               1.10           1,000,000
                 MONTGOMERY COUNTY
                 IDA
                 (Exelon Generation Co.)
                 Series 96A
    3,000        8/07/03                               1.10           3,000,000

                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 MONTGOMERY COUNTY IDA
                 (Exelon Generation Co.)
                 Series 96A
  $ 1,000        9/05/03                               1.10%      $   1,000,000
                 VENANGO IDA
                 (Scrubgrass Project)
                 Series 90A AMT
    2,000        8/14/03                               1.10           2,000,000
                 VENANGO IDA
                 (Scrubgrass Project)
                 Series 93 AMT
    2,000        7/16/03                               1.05           2,000,000
                 VENANGO IDA
                 (Scrubgrass Project)
                 Series B AMT
    2,000        9/09/03                               0.90           2,000,000
                                                                  -------------
                                                                     13,000,000
                                                                  -------------
                 TEXAS-5.4%
                 UNIVERSITY OF TEXAS
                 BOARD OF REGENTS
                 (Permanent
                 University Fund)
                 Series 02A
    3,000        10/09/03                              0.90           3,000,000
                 UNIVERSITY OF TEXAS
                 BOARD OF REGENTS
                 (Permanent
                 University Fund)
                 Series 02A
    2,000        9/10/03                               1.05           2,000,000
                                                                  -------------
                                                                      5,000,000
                                                                  -------------
                 Total Commercial Paper
                 (amortized cost
                 $26,900,000)                                        26,900,000
                                                                  -------------
                 TOTAL INVESTMENTS-100.5%
                 (amortized cost
                 $93,343,583)                                        93,343,583
                 OTHER ASSETS LESS
                 liabilities-(0.5%)                                    (457,027)
                                                                  -------------
                 NET ASSETS-100%
                 (offering and redemption
                 price of $1.00 per share;
                 92,893,555 shares
                 outstanding)                                     $  92,886,556
                                                                  =============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT - Alternative Minimum Tax

FSA - Financial Security Assurance

IDA - Industrial Development Authority

SWDR - Solid Waste Disposal Revenue

TRANS - Tax Revenue Anticipation Notes

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003
                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 1,265,513

EXPENSES
  Advisory fee (Note B)                            $   467,101
  Distribution assistance and administrative
    service (Note C)                                   423,876
  Custodian fees                                        77,829
  Audit and legal fees                                  41,603
  Transfer agency (Note B)                              40,160
  Printing                                              12,003
  Trustees' fees                                         1,900
  Miscellaneous                                          1,870
                                                    -----------
  Total expenses                                     1,066,342
  Less: expense offset arrangement (Note B)                 (3)
  Less: expenses waived and reimbursed
    (Note B)                                          (132,294)
                                                    -----------
  Net expenses                                                         934,045
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   331,468
                                                                   ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 2003    JUNE 30, 2002
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $      331,468   $      721,261

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (338,467)        (721,261)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                  11,780,000       (1,720,797)
                                                --------------   --------------
  Total increase (decrease)                         11,773,001       (1,720,797)

NET ASSETS
  Beginning of period                               81,113,555       82,834,352
                                                --------------   --------------
  End of period (including undistributed
    net investment income of $31,301 and
    $38,300, respectively)                      $   92,886,556   $   81,113,555
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003
                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio (the "Portfolio"), Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2003, the contractual reimbursement amounted to $132,138. In addition, the Adviser voluntarily waived a portion of its fees in the amount of $156, for the period January 9 through January 13, 2003.

                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio expenses were reduced by $3 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays AllianceBernstein Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $233,550. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003 such payments by the Portfolio amounted to $190,326, of which $93,500 was paid to the Adviser and its affiliates.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2003, the Portfolio had undistributed tax exempt income of $33,176. Dividends paid from net investment income for the years ended June 30, 2003 and 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2003, capital paid-in aggregated $92,855,255. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED       YEAR ENDED
                                                   JUNE 30,         JUNE 30,
                                                     2003             2002
                                                ==============   ==============
Shares sold                                        360,049,324      309,912,793
Shares issued on reinvestment of dividends             338,467          721,261
Shares redeemed                                   (348,607,791)    (312,354,851)
                                                --------------   --------------
Net increase (decrease)                             11,780,000       (1,720,797)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS
                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                     July 31,
                                             Year Ended June 30,     2000 (a)
                                         ------------------------       to
                                             2003         2002    June 30, 2001
                                         -----------  -----------  ------------
Net asset value, beginning of period        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                    .004         .008         .026

LESS: DIVIDENDS
Dividends from net investment income        (.004)       (.008)       (.026)
Net asset value, end of period              $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
   net asset value (c)                        .37%         .81%        2.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                        $92,887      $81,114      $82,834
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements                         1.00%        1.00%        1.00%(d)
   Expenses, before waivers and
      reimbursements                         1.14%        1.18%        1.22%(d)
   Net investment income (b)                  .35%         .79%        2.79%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

REPORT OF INDEPENDENT AUDITORS
                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Pennsylvania Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Pennsylvania Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period July 31, 2000 (commencement of operations) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

John D. Carifa, CHAIRMAN
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS

John D. Carifa, CHAIRMAN
Susan L. Matteson, PRESIDENT
Drew A. Biegel, SENIOR VICE PRESIDENT
John R. Bonczek, SENIOR VICE PRESIDENT
Kathleen A. Corbet, SENIOR VICE PRESIDENT
Patricia Ittner, SENIOR VICE PRESIDENT
Robert I. Kurzweil, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
William E. Oliver, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Linda N. Kelley, VICE PRESIDENT
Joseph R. LaSpina, VICE PRESIDENT
Eileen M. Murphy, VICE PRESIDENT
Maria C. Sazon, VICE PRESIDENT
Edmund P. Bergan, Jr., SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
     NAME, AGE, ADDRESS                    PRINCIPAL                             COMPLEX        DIRECTORSHIPS
         OF TRUSTEE                      OCCUPATION(S)                         OVERSEEN BY         HELD BY
     (YEARS OF SERVICE)               DURING PAST 5 YEARS                        TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa, 58,               President, Chief Operating Officer and a          113             None
1345 Avenue of the Americas       Director of ACMC, with which he has been
New York, NY 10105 (14)           associated since prior to 1998.

DISINTERESTED TRUSTEES

Sam Y. Cross, 76                  Formerly Executive Vice President of The           15             None
4046 Chancery Court, N.W.         Federal Reserve Bank of New York and
Washington, DC 20007 (11)         manager for foreign operations for The
                                  Federal Reserve System.

Charles H.P. Duell, 65            President of Middleton Place Foundation            15             None
Middleton Place Foundation,       and President of the Middleton Inn
4300 Ashley River Road            Company with which he has been
Charleston, SC 29414 (18)         associated since prior to 1998. He is
                                  also a Trustee Emeritus of the National
                                  Trust for Historic Preservation and formerly
                                  a Director of the Grand Teton Lodge Company
                                  and GRC, International and Chairman of The
                                  Board of Architectural Review of the City of
                                  Charleston.

William H. Foulk, Jr., 70         An Investment Adviser and an Independent          110             None
2 Sound View Drive, Suite 100     Consultant. He was formerly Senior
Greenwich, CT 06830 (19)          Manager of Barrett Associates, Inc., a
                                  registered investment adviser, with which
                                  he had been associated since prior to 1998.
                                  He was formerly Deputy Comptroller of the
                                  State of New York and, prior thereto,
                                  Chief Investment Officer of the New York
                                  Bank for Savings.

David K. Storrs, 59               President of Alternative Investment Group,         15             None
65 South Gate Lane                LLC (an investment firm). He was formerly
Southport, CT 06890               President of The Common Fund (investment
(14)                              management for educational institutions)
                                  with which he had been associated since prior
                                  to 1998.

Shelby White, 64,                 An author and financial journalist.                15             None
One Sutton Place South
New York, NY 10022 (11)


                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58                Chairman                        See biography above.

Susan L. Matteson, 40             President                       Senior Vice President of ACMC** and President
                                                                  Alliance Cash Management Services with which
                                                                  she has been associated since prior to 1998.

Kathleen A. Corbet, 43            Senior Vice President           Executive Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Drew A. Biegel, 52                Senior Vice President           Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

John R. Bonczek, 43               Senior Vice President           Senior Vice President of ABIRM** with which he
                                                                  has been associated since prior to 1998.

Patricia Ittner, 52               Senior Vice President           Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Robert I. Kurzweil, 52            Senior Vice President           Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Doris T. Muller, 39               Senior Vice President           Vice President of ABIRM** with which she has been
                                                                  associated since prior to 1998.

William E. Oliver, 53             Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

Raymond J. Papera, 47             Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

William J. Fagan, 41              Vice President                  Assistant Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.

Linda N. Kelley, 42               Vice President                  Assistant Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Joseph R. LaSpina, 42             Vice President                  Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Eileen M. Murphy, 32              Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Maria C. Sazon, 37                Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Edmund P. Bergan, Jr., 53         Secretary                       Senior Vice President and the General Counsel of
                                                                  ABIRM** and AGIS** with which he has been associated
                                                                  since prior to 1998.


                                                    Alliance Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________



     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 52               Treasurer and Chief             Senior Vice President of AGIS** and Vice
                                  Financial Officer               President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Thomas R. Manley, 51              Controller                      Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.




* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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ALLIANCE MUNICIPAL TRUST - PENNSYLVANIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |8| |7| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

Alliance Capital [LOGO](R)


(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


AMTPAAR0603



ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Municipal Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003